Subsequent Events	6 Months Ended
Jun. 30, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 15: SUBSEQUENT EVENTS
  On July 13, 2017, Navios Holdings completed the sale to an unrelated third party of the Navios Horizon, a 2001 built Japanese dry bulk vessel of 50,346 dwt, for a total net sale price of $6,548 paid in cash.